COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS
30. COMMITMENTS AND CONTRACTUAL OBLIGATIONS

The Company has royalty obligations on its various mines sites as discussed below:

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A 1.5% NSR royalty payable to Franco-Nevada Corporation (“FNV”) on production from the Company’s Macassa property. The previous royalty amount of 2.5% was reduced in 2016 when the Company exercised its option to buy back 1% of the Macassa royalty for $30,532.

–	For the Company’s mine properties in the State of Victoria, Australia, a 2% NSR royalty on the Fosterville Gold Mine, payable as applicable quarterly to Centerra Gold.

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A 1% NSR on production from the Taylor mine payable to FNV; a sliding scale NSR linked to gold price for the Holt and Holloway mines with the NSR paid for 2017 between 7% and 8% for Holloway and 10% for Holt.

–	A 0.5% NSR on production from the Macassa, Taylor, Holt and Holloway mines to the First Nations identified in the IBA.

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A 1% ad valorem royalty on any future gold production above 250,000 ounces derived from the Maud Creek Gold Project (Australia); a 1% gross royalty and A$5 per ounce royalty are payable on any future gold production from certain tenements from the Maud Creek Gold Project that are located south of the main Maud Creek gold deposit. The Company also has a contingent contractual obligation of a payment of A$2 million that would be due upon a decision to proceed with development of the Maud Creek Gold Project.

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The Fosterville Gold Mine is subject to a license fee which enables it to use the patented BIOX process to treat refractory ore from the underground mine. The fee is paid at a rate of A$1.33 per ounce of gold produced and treated through the BIOX Plant and terminates when 1,500,000 ounces of gold in aggregate has been treated in the plant. As at December 31, 2017, approximately 1,308,962 ounces of gold had been treated in the plant (December 31, 2016 - 1,126,840 ounces).